Property and Equipment - Reconciliation of Property and Equipment Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period		$ 142,976
Increase in right-of-use assets	$ 536	1,699
Impairment reversal	(31,521)
Currency translation adjustments	(62)	766
Balance at end of period	176,006
Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	740,055	731,819
Increase in right-of-use assets	536	1,699
Additions	24,733	7,161
Change in estimate for asset retirement obligations	1,000	(624)
Balance at end of period	766,324	740,055
Accumulated depreciation, depletion, amortization and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	600,064	533,379
Depletion, depreciation and amortization for the year	24,686	26,649
Impairment reversal		40,036
Balance at end of period	593,229	600,064
Currency translation adjustments [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	2,985	2,006
Currency translation adjustments	(74)	979
Balance at end of period	2,911	2,985
PNG Assets [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period		140,059
Increase in right-of-use assets	0	1,650
Impairment reversal	(31,521)
Balance at end of period	173,804
PNG Assets [member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	720,304	712,552
Increase in right-of-use assets	0	1,650
Additions	24,636	6,726
Change in estimate for asset retirement obligations	1,000	(624)
Balance at end of period	745,940	720,304
PNG Assets [member] | Accumulated depreciation, depletion, amortization and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	583,230	518,408
Depletion, depreciation and amortization for the year	23,338	24,786
Impairment reversal		40,036
Balance at end of period	575,047	583,230
PNG Assets [member] | Currency translation adjustments [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	2,985	2,006
Currency translation adjustments	(74)	979
Balance at end of period	2,911	2,985
Other Assets [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period		2,917
Increase in right-of-use assets	536	49
Balance at end of period	2,202
Other Assets [member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	19,751	19,267
Increase in right-of-use assets	536	49
Additions	97	435
Change in estimate for asset retirement obligations	0	0
Balance at end of period	20,384	19,751
Other Assets [member] | Accumulated depreciation, depletion, amortization and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	16,834	14,971
Depletion, depreciation and amortization for the year	1,348	1,863
Balance at end of period	18,182	16,834
Other Assets [member] | Currency translation adjustments [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	0	0
Currency translation adjustments	0	0
Balance at end of period	$ 0	$ 0